Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 13,425	$ 14,786
Ending balance	11,574	13,425
Cost:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	37,542	37,766
Additions	59	567
Additions from acquisition (note 34(B)(III))	3
Disposals	(2)
Written off	(162)	(785)
Exchange differences	0	(6)
Ending balance	37,440	37,542
Accumulated depreciation:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(24,117)	(22,980)
Charge for the year	1,913	1,914
Disposals	2
Written off	162	785
Exchange differences	0	(8)
Ending balance	(25,866)	(24,117)
Website and mobile apps
Disclosure of detailed information about intangible assets [line items]
Beginning balance	37	61
Ending balance	3	37
Website and mobile apps | Cost:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,073	1,213
Additions	0	30
Additions from acquisition (note 34(B)(III))	0
Disposals	0
Written off	0	(171)
Exchange differences	6	1
Ending balance	1,079	1,073
Website and mobile apps | Accumulated depreciation:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,036)	(1,152)
Charge for the year	34	54
Disposals	0
Written off	0	171
Exchange differences	(6)	(1)
Ending balance	(1,076)	(1,036)
Trademark and technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,612	12,946
Ending balance	10,320	11,612
Trademark and technology | Cost:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	34,087	34,088
Additions	0	0
Additions from acquisition (note 34(B)(III))	0
Disposals	0
Written off	0	0
Exchange differences	1	(1)
Ending balance	34,088	34,087
Trademark and technology | Accumulated depreciation:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(22,475)	(21,142)
Charge for the year	1,292	1,333
Disposals	0
Written off	0	0
Exchange differences	(1)	0
Ending balance	(23,768)	(22,475)
Computer software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,056	979
Ending balance	611	1,056
Computer software | Cost:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,582	1,665
Additions	59	537
Additions from acquisition (note 34(B)(III))	3
Disposals	(2)
Written off	(162)	(614)
Exchange differences	(7)	(6)
Ending balance	1,473	1,582
Computer software | Accumulated depreciation:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(526)	(686)
Charge for the year	507	447
Disposals	2
Written off	162	614
Exchange differences	7	(7)
Ending balance	(862)	(526)
Customer relationship
Disclosure of detailed information about intangible assets [line items]
Beginning balance	720	800
Ending balance	640	720
Customer relationship | Cost:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	800	800
Additions	0	0
Additions from acquisition (note 34(B)(III))	0
Disposals	0
Written off	0	0
Exchange differences	0	0
Ending balance	800	800
Customer relationship | Accumulated depreciation:
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(80)	0
Charge for the year	80	80
Disposals	0
Written off	0	0
Exchange differences	0	0
Ending balance	$ (160)	$ (80)